REGULATORY MATTERS (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014 [2]
Regulatory Matters [Line Items]
Dividends Receivable		$ 15,115,000
Common Equity Tier one Risk Based Capital To Risk Weighted Assets	[1]	11.80%
Certain Deduction to Common Equity Tier One Risk Based Capital Percentage		40.00%
Additional Deduction to Common Equity Tier One Risk Based Capital Percentage		20.00%
Change in risk weighted Assets Description		Changes to risk-weighted assets include: (i) 150% risk weighting for non-residential mortgage loans past due more than 90 days or classified as nonaccrual; (ii) 150% risk weighting (from 100%) for certain high volatility commercial real estate acquisition, development and construction loans; (iii) a 20% (from 0%) credit conversion factor for the unused portion of commitments with an original maturity of one year or less (except those unconditionally cancellable by the Bank); and, (iv) a 250% (from 100%) risk weighting for mortgage servicing and deferred tax assets that are not deducted from CET1.
Capital Conservation buffer Percentage		2.50%
Incremental of Capital Conservation buffer Percentage		0.625%
Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	8.00%	8.00%
Tier One Risk Based Capital to Risk Weighted Assets	[1]	11.80%	11.80%
Capital to Risk Weighted Assets	[1]	13.00%	13.10%
Tier One Leverage Capital to Average Assets	[3]	10.60%	10.10%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	6.00%	4.00%
Proceeds from Sale of Trading Securities Held-for-investment		$ 250,000,000,000
Maximum [Member]
Regulatory Matters [Line Items]
Capital Conservation buffer Percentage		2.50%
Tier One Risk Based Capital to Risk Weighted Assets		6.00%
Minimum [Member]
Regulatory Matters [Line Items]
Tier One Risk Based Capital to Risk Weighted Assets		4.00%
Cash and U.S. Government Securities [Member]
Regulatory Matters [Line Items]
Capital Required for Capital Adequacy to Risk Weighted Assets		0.00%
Commercial and Consumer Loans [Member]
Regulatory Matters [Line Items]
Capital Required for Capital Adequacy to Risk Weighted Assets		100.00%
Capital Conservation [Member]
Regulatory Matters [Line Items]
Common Equity Tier One Risk Based Capital Required For Capital Adequacy to Risk Weighted Assets		7.00%
Capital Required for Capital Adequacy to Risk Weighted Assets		10.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		8.50%

[1]	Common equity Tier 1 risk-based, Tier 1 risk-based, and Total risk-based capital ratios are computed by dividing a bank’s common equity Tier 1 capital, Tier 1 capital or Total capital, as defined by regulation, by a risk-weighted sum of the bank’s assets, with the risk weighting determined by general standards established by regulation. The safest assets (e.g. government obligations) are assigned a weighting of 0% with riskier assets receiving higher ratings (e.g. ordinary commercial loans are assigned a weighting of 100%).
[2]	Common equity Tier 1 risk-based capital: not applicable in 2014.
[3]	Tier 1 leverage capital ratio is computed by dividing a bank’s Tier 1 capital, as defined by regulation, by its total quarterly average assets.